Investment Strategy - CCM Affordable Housing MBS ETF	Oct. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets in mortgage-backed securities backed by pools of mortgage loans for “affordable housing,” meaning that the Adviser believes the mortgage loans were made to minority families, low- and moderate-income or workforce families, and/or families that live in persistent poverty areas. These loans include home loans:

●	Originated in a census tract where more than 50% of the population is a minority (also referred to as a majority-minority census tract).

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To “low-income borrowers” defined as a person whose total annual income is 50% or less of the area median income (“AMI”) or average income for the community where they live and “moderate-income borrowers” defined as a person whose total annual income is above 50% but less than 80% of the AMI or average income for the community where they live.

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In census tracts where more than 50% of the population is non-white and at least 40% of the population is living at or below the poverty line (defined as racially or ethnically concentrated areas of poverty or “R/ECAP”).

●	In counties where, for more than 20 years, 20% or more of the population has lived in poverty (defined as a persistent poverty county or “PPC”).

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To borrowers whose total annual income is above 60% but less than 120% of the AMI or average income for the community where they live. This is commonly referred to as “workforce housing,” which may include middle-income workers such as teachers, police officers, firefighters, nurses, and retail workers who do not qualify for subsidized housing but still may struggle to afford market-rate housing in their communities.

The Fund will invest at least 51% of its net assets in mortgage-backed securities that the Fund’s investment advisor believes will be deemed to be qualified under the Community Reinvestment Act of 1977 (“CRA”), so that financial institutions that are subject to the CRA may receive investment test or similar consideration/credit under the CRA with respect to shares of the Fund held by them.

The Fund may also invest in mortgage-backed securities backed by pools of loans sourced from non-traditional originators including Community Development Financial Institutions (CDFIs) and minority-owned banks.

The mortgage-backed securities in which the Fund invests are issued and/or guaranteed by government- sponsored enterprises (each a “GSE”), such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and are therefore rated investment grade. To create the mortgage-backed securities in which the Fund invests, these GSEs securitize pools of mortgage loans and each mortgage loan in the pool must meet the conforming underwriting standards of the relevant agency. While securities issued or guaranteed by Ginnie Mae are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by Fannie Mae and Freddie Mac are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.

Using a proprietary algorithm, CCM screens mortgage origination tapes to identify loans that are made to types of borrowers and in areas as previously defined. CCM also assesses the loan-to-value and FICO scores of borrowers before selecting a mortgage for inclusion in the pools underlying the mortgage-backed securities for the Fund’s portfolio. When making investment decisions, CCM will consider coupon payments of the qualifying mortgage-backed security pools to manage the prepayment and/or extension risk of the Fund’s portfolio.

The Fund is a non-diversified fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), but intends to adhere to the diversification requirements applicable to regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is not intended to be a complete investment program.